Borrowings (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Term Loan B facility	$ 386,292	$ 411,292
Credit facilities	141,805	194,569
Total borrowings	528,097	605,861
Less: Long-term unamortized discount	(1,471)	(2,464)
Less: Current portion of long-term debt, net	(74,031)	(23,336)
Less: Deferred financing costs, net	(2,850)	(5,319)
Long-term debt, net	449,745	574,742
Term Loan B including addition
Debt Instrument [Line Items]
Term Loan B facility	386,292	$ 411,292
Less: Long-term unamortized discount	$ (1,471)